Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Servers and computers	135,740	142,210
Furniture, fixtures and office equipment	12,788	12,690
Leasehold improvements	35,674	29,727
Software and others	6,840	8,188

Total	191,042	192,815
Less: accumulated depreciation	(98,926)	(121,909)

Net book value	92,116	70,906